UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  Carnegie Hall Tower
          152 West 57th Street, 46th Floor
          New York, NY  10019

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-277-5606

Signature, Place, and Date of Signing:

   /s/ Glenn Tongue               New York, NY            February 13, 2013
   ----------------               ------------            -----------------
     [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           68
                                         -----------

Form 13F Information Table Value Total:  $   122,561
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD            COM              00507V109       2,124     200,000 SH       OTHER      1          200,000      0    0
ALLEGHANY CORP DEL             COM              017175100       1,006       3,000 SH       OTHER      1            3,000      0    0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156         341      24,693 SH       SOLE                   24,693      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784       8,633     244,562 SH       SOLE                  244,562      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784         872      24,700 SH  CALL SOLE                   24,700      0    0
APPLE INC                      COM              037833100       5,755      10,812 SH       SOLE                   10,812      0    0
APPLE INC                      COM              037833100       4,257       8,000 SH  CALL SOLE                    8,000      0    0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       2,143      66,800 SH       OTHER      1           66,800      0    0
ATLANTICUS HLDGS CORP          COM              04914Y102          50      14,918 SH       SOLE                   14,918      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       9,013     100,475 SH       SOLE                  100,475      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       8,199      91,400 SH  CALL SOLE                   91,400      0    0
BIG LOTS INC                   COM              089302103         825      29,000 SH       OTHER      1           29,000      0    0
BLUCORA INC                    COM              095229100       1,335      85,000 SH       OTHER      1           85,000      0    0
BODY CENTRAL CORP              COM              09689U102       1,295     130,000 SH       OTHER      1          130,000      0    0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104       3,665     100,000 SH       OTHER      1          100,000      0    0
BURGER KING WORLDWIDE INC      COM              121220107         427      25,983 SH       SOLE                   25,983      0    0
BARNES & NOBLE INC             COM              067774109         587      38,900 SH  CALL SOLE                   38,900      0    0
CANADIAN PAC RY LTD            COM              13645T100       1,016      10,000 SH       SOLE                   10,000      0    0
CHESAPEAKE ENERGY CORP         COM              165167107         230      13,845 SH       SOLE                   13,845      0    0
CITIGROUP INC                  COM NEW          172967424       4,244     107,272 SH       SOLE                  107,272      0    0
CLEARWIRE CORP NEW             CL A             18538Q105         121      42,100 SH       SOLE                   42,100      0    0
COINSTAR INC                   COM              19259P300       2,601      50,000 SH       OTHER      1           50,000      0    0
DELIA'S INC NEW                COM              246911101       3,932   3,361,275 SH       SOLE                3,361,275      0    0
E M C CORP MASS                COM              268648102       1,898      75,000 SH       OTHER      1           75,000      0    0
EXPRESS INC                    COM              30219E103       1,358      90,000 SH       OTHER      1           90,000      0    0
FIFTH STREET FINANCE CORP      COM              31678A103       1,393     133,700 SH       OTHER      1          133,700      0    0
FIRST AMERN FINL CORP          COM              31847R102       3,252     135,000 SH       OTHER      1          135,000      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104       4,227      33,139 SH       SOLE                   33,139      0    0
GRAMERCY CAP CORP              COM              384871109          94      32,068 SH       SOLE                   32,068      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101         323       9,800 SH  CALL SOLE                    9,800      0    0
ICONIX BRAND GROUP INC         COM              451055107       1,245      55,800 SH       OTHER      1           55,800      0    0
INTERDIGITAL INC               COM              45867G101         206       5,000 SH       SOLE                    5,000      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102       3,640     541,671 SH       SOLE                  541,671      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102         134      20,000 SH  CALL SOLE       1           20,000      0    0
ISHARES TR                     RUSSELL 2000     464287655       2,041      22,400 SH  CALL SOLE                   22,400      0    0
PENNEY J C INC                 COM              708160106         885      44,899 SH       SOLE                   44,899      0    0
KOHLS CORP                     COM              500255104       1,504      35,000 SH       OTHER      1           35,000      0    0
LEUCADIA NATL CORP             COM              527288104       1,606      67,500 SH       OTHER      1           67,500      0    0
MBIA INC                       COM              55262C100         527      67,200 SH       SOLE                   67,200      0    0
MFC INDL LTD                   COM              55278T105         573      67,000 SH       OTHER      1           67,000      0    0
MICROSOFT CORP                 COM              594918104         820      30,700 SH  CALL SOLE                   30,700      0    0
MILLER INDS INC TENN           COM NEW          600551204       1,144      75,000 SH       OTHER      1           75,000      0    0
MITCHAM INDS INC               COM              606501104       1,363     100,000 SH       OTHER      1          100,000      0    0
NETFLIX INC                    COM              64110L106       4,672      50,460 SH       SOLE                   50,460      0    0
OCEAN SHORE HLDG CO NEW        COM              67501R103         173      11,667 SH       SOLE                   11,667      0    0
PRIMUS TELECOMMUNICATIONS GR   COM              741929301         939      86,347 SH       SOLE                   86,347      0    0
PROMOTORA DE INFORMACIONES S   ADR CL A SHS     74343G204         443     375,710 SH       SOLE                  375,710      0    0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       1,777   1,676,125 SH       SOLE                1,676,125      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       1,424      10,000 SH  CALL SOLE                   10,000      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       2,222      15,600 SH  PUT  SOLE                   15,600      0    0
READING INTERNATIONAL INC      CL A             755408101         242      40,235 SH       OTHER      1           40,235      0    0
RUBY TUESDAY INC               COM              781182100         943     120,000 SH       OTHER      1          120,000      0    0
SAFETY INS GROUP INC           COM              78648T100         642      13,900 SH       OTHER      1           13,900      0    0
SEARS HLDGS CORP               COM              812350106         480      11,600 SH       SOLE                   11,600      0    0
SPARK NETWORKS INC             COM              84651P100       1,621     207,849 SH       SOLE                  207,849      0    0
STAPLES INC                    COM              855030102         161      14,109 SH       SOLE                   14,109      0    0
TELULAR CORP                   COM NEW          87970T208       1,421     150,000 SH       OTHER      1          150,000      0    0
TESSERA TECHNOLOGIES INC       COM              88164L100         739      45,000 SH       OTHER      1           45,000      0    0
TETRA TECH INC NEW             COM              88162G103       1,296      49,000 SH       OTHER      1           49,000      0    0
HOWARD HUGHES CORP             COM              44267D107       6,278      85,979 SH       SOLE                   85,979      0    0
VERISIGN INC                   COM              92343E102         726      18,700 SH       SOLE                   18,700      0    0
VONAGE HLDGS CORP              COM              92886T201         912     385,000 SH       OTHER      1          385,000      0    0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119         321      32,115 SH       SOLE                   32,115      0    0
WESTELL TECHNOLOGIES INC       CL A             957541105         319     172,500 SH       OTHER      1          172,500      0    0
WESTERN DIGITAL CORP           COM              958102105       2,656      62,500 SH       OTHER      1           62,500      0    0
XPO LOGISTICS INC              COM              983793100         487      28,000 SH       OTHER      1           28,000      0    0
XPO LOGISTICS INC 10/01/17
  4.5% CNVT                    NOTE 4.500%10/0  983793AA8         478     400,000 SH       OTHER      1          400,000      0    0
YAHOO! INC                     COM              984332106         282      14,189 SH       SOLE                   14,189      0    0